HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                           HV-5776 - PremierSolutions Cornerstone

333-72042                           HV-6775 - PremierSolutions Cornerstone (Series II)

Supplement dated July 29, 2016 to your Prospectus

MERGER POSTPONEMENT

Putnam Voyager Fund - Class A

The closing of the merger of Putnam Voyager Fund Sub-Account into Putnam Growth Opportunities Fund Sub-Account has been deferred until further notice.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.